Non-Current Assets - Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Carrying Amount of Lease	The carrying amount of the lease at June 30, 2025 is as follows:

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Right-of-Use Asset Cost
Opening balance as at July 1	534	534
Additions	—	—
	534	534
Right-of-Use-Asset Depreciation
Opening balance as at July 1	(450)	(366)
Charge to the period	(84)	(84)
	(534)	(450)
Net carrying amount at June 30	—	84